FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis
Liabilities measured at fair value on a recurring basis are summarized as follows:
	Level 1	Level 2	Level 3	Total
Derivative liability related to fair value of warrants	$-	$-	$1,802,375	$1,802,375
Total	$-	$-	$1,802,375	$1,802,375

Fair Value Measurements within Fair Value Hierarchy of Derivative Liabilities Using Level 3 Inputs
The following table details the approximate fair value measurements within the fair value hierarchy of the Company’s derivative liabilities using Level 3 inputs:

Balance at January 1, 2015	$6,370,709
Conversion of notes payable, net of interest expense	(31,397)
Conversion of warrants related to licensing fees	(1,867,417)
Change in fair value of derivative liabilities	(2,669,520)

Balance at December 31, 2015	$1,802,375

Schedule of Common Stock Purchase Warrants Valuation Assumptions
As of December 31, 2015, the Company’s outstanding warrants were treated as derivative liabilities and changes in the fair value were recognized in earnings. These Common Stock purchase warrants did not trade in an active securities market, and as such, the Company estimated the fair value of these warrants using Black-Scholes and the following assumptions:
December 31, 2015
Annual Dividend Yield	0.0%
Expected Life (Years)	2.0 - 3.0
Risk-Free Interest Rate	1.06% - 1.31%
Expected Volatility	178.5% - 179.3%